Financial instruments and financial risk management - Additional information (Details) - USD ($)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments and financial risk management
Impact of net loss	$ (14,539,226)	$ (9,758)	$ (4,447,387)	$ (597,464)
Percentage of volatility used was increased		10.00%
Increase in derivative liabilities if volatility used was increased by 10%			162,585
Interest rate risk
Financial instruments and financial risk management
Impact of net loss		$ 209,510	71,000
Decrease in market interest rates		0.10%
Foreign exchange risk
Financial instruments and financial risk management
Change in the US dollars to Canadian dollar exchange rate		10.00%
Impact of net loss		$ 35,877	$ 78,262